Basis of Preparation - Additional Information (Detail) $ in Millions, $ in Millions		12 Months Ended
	Jan. 01, 2018 MXN ($)	Dec. 31, 2018 MXN ($) $ / $	Dec. 31, 2017 MXN ($)	Apr. 19, 2019 $ / $	Dec. 31, 2018 USD ($) $ / $
Disclosure of detailed information about investment property [line items]
Conversion rate of Mexican pesos to U.S. dollars		19.6350			19.6350
Description of significant influence		If the Company holds, directly or indirectly, 20 per cent or more of the voting power of the investee, it is presumed that it has significant influence, unless it can be clearly demonstrated that this is not the case. If the Company holds, directly or indirectly, less than 20 per cent of the voting power of the investee, it is presumed that the Company does not have significant influence, unless such influence can be clearly demonstrated.
Retained earnings		$ 217,802	$ 201,868		$ 11,093	[1]
IFRS9 [member]
Disclosure of detailed information about investment property [line items]
Retained earnings | $	$ 379
Total portfolio maintained in retained earnings	1.00%
Changes in foreign exchange rates [member]
Disclosure of detailed information about investment property [line items]
Conversion rate of Mexican pesos to U.S. dollars				18.7705
Increase decrease in foreign currency exchange rate				4.00%
CCFPI [member]
Disclosure of detailed information about investment property [line items]
Percentage of ownership interest in joint venture			51.00%
Percentage of ownership interest in joint venture to be acquired			49.00%
Sale of ownership percentage		51.00%

[1]	Convenience translation to U.S. dollars ($) - See Note 2.2.3